Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Distribution revenues	CAD 4,915	CAD 4,949
Transmission revenues	1,587	1,536
Purchased power costs	3,427	3,450
Related Party [Member]
Distribution revenues	160	159
Transmission revenues	1,556	1,554
Purchased power costs	CAD 2,103	CAD 2,335